FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.   Investment Company Act File Number: 811-08050
     Date of  Notification: June 20, 2003

2.   Exact  name  of  investment   company  as  specified  in   registration
     statement.

     THE ASIA TIGERS FUND, INC.

3.   Address of principal executive office:

     200 Park Avenue, 24th Floor
     New York, NY 10166

4.   Check one of the following:

     A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

     B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

     C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


BY:       /S/ BRYAN McKIGNEY
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NAME:     Bryan McKigney
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TITLE:    Chairman and President
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